Cover Page and DEI	Mar. 18, 2021	Nov. 07, 2019
Entity Information [Line Items]
Document Type		8-K
Document Period End Date	Mar. 18, 2021
Entity Registrant Name		Realogy Holdings Corp.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-35674
Entity Tax Identification Number		20-8050955
Entity Address, Address Line One		175 Park Avenue
Entity Address, City or Town		Madison
Entity Address, State or Province		NJ
Entity Address, Postal Zip Code		07940
City Area Code		973
Local Phone Number		407-2000
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $0.01 per share
Trading Symbol		RLGY
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001398987
Realogy Group LLC [Member]
Entity Information [Line Items]
Entity Registrant Name		Realogy Group LLC
Entity Incorporation, State or Country Code		DE
Entity File Number		333-148153
Entity Tax Identification Number		20-4381990
Entity Central Index Key		0001355001